Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Total for PEO - Mr. Fernandez(1) ($)	Summary Compensation Total for PEO - Mr. Salvino(1) ($)	Compensation Actually Paid to PEO - Mr. Fernandez(1)(2)(3) ($)	Compensation Actually Paid to PEO - Mr. Salvino(1)(2)(3) ($)	Average Summary Compensation Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Free Cash Flow(5) ($ in millions)
							TSR ($)	Peer Group TSR(4) ($)

2024	9,666,663	19,821,384	9,666,663	7,948,091	5,697,213	3,508,102	162.53	198.64	86	756
2023	—	20,317,972	—	(1,015,552)	4,204,094	1,442,117	195.86	187.37	(566)	737
2022	—	28,716,680	—	30,679,306	4,832,088	5,153,180	250.04	197.48	736	743
2021	—	21,733,120	—	44,697,450	5,146,324	6,300,328	239.54	192.68	(146)	(652)

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	Mr. Salvino was the Company’s only PEO for fiscal 2021 through fiscal 2023. Both Mr. Salvino and Mr. Fernandez separately served as PEOs during fiscal 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
Kenneth P. Sharp	Kenneth P. Sharp	Kenneth P. Sharp	Robert Del Bene
Mary E. Finch	Mary E. Finch	Mary E. Finch	Howard Boville
Vinod Bagal	William L. Deckelman Jr.	Christopher Drumgoole	Christopher Drumgoole
William L. Deckelman Jr.	Vinod Bagal	William L. Deckelman Jr.	James M. Brady
Paul N. Saleh			Kenneth P. Sharp
Neil Manna

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return is calculated based on the S&P 600 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2024. The comparison assumes $100 was invested on March 31, 2020, then tracked through the end of the listed year in the Company and in the S&P 600 Information Technology Index, respectively. Further, in fiscal 2024, DXC changed to the peer group of the S&P 600 Information Technology Index, replacing the prior peer group of the S&P North American Technology Index, as the Company concluded that the peer companies in the S&P 600 Information Technology Index are closer competitors and of a more similar size with DXC. Using the same calculation methodology noted above, the TSR for the S&P North American Technology Index for the noted years are as follows: fiscal 2024: $252.51; fiscal 2023: $165.07; fiscal 2022: $187.01, and fiscal 2021: $172.02. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for Mr. Fernandez ($)	Exclusion of Stock Awards for Mr. Fernandez ($)	Total - Inclusion of Equity Values for Mr. Fernandez ($)	Compensation Actually Paid to Mr. Fernandez ($)

2024	9,666,663	8,208,431	8,208,431	9,666,663
2023	—	—	—	—
2022	—	—	—	—
2021	—	—	—	—

Fiscal Year	Summary Compensation Table Total for Mr. Salvino ($)	Exclusion of Stock Awards for Mr. Salvino ($)	Total - Inclusion of Equity Values for Mr. Salvino ($)	Compensation Actually Paid to Mr. Salvino ($)

2024	19,821,384	16,575,400	4,702,107	7,948,091
2023	20,317,972	17,130,174	(4,203,350)	(1,015,552)
2022	28,716,680	25,087,727	27,050,353	30,679,306
2021	21,733,120	15,311,312	38,275,642	44,697,450
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables for our PEO and our non-PEO NEOs, respectively:

Fiscal Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Mr. Fernandez ($)	Change in Fair Value of Prior Awards that Remained Unvested at Year End for Mr. Fernandez ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Fernandez ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Mr. Fernandez ($)	Value of Dividends Paid on Stock Awards Not Otherwise Included for Mr. Fernandez ($)	Total - Inclusion of Equity Values for Mr. Fernandez ($)

2024	3,131,714	—	5,076,717	—	—	8,208,431
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Fiscal Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Mr. Salvino ($)	Change in Fair Value of Prior Awards that Remained Unvested at Year End for Mr. Salvino ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Salvino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Mr. Salvino ($)	Value of Dividends Paid on Stock Awards Not Otherwise Included for Mr. Salvino ($)	Total - Inclusion of Equity Values for Mr. Salvino ($)

2024	11,974,254	(6,812,432)	—	(459,715)	—	4,702,107
2023	10,916,402	(15,247,425)	—	102,458	25,215	(4,203,350)
2022	23,666,951	3,071,643	—	286,543	25,216	27,050,353
2021	34,966,312	1,622,393	1,271,467	390,254	25,216	38,275,642

Non-PEO NEO Average Total Compensation Amount	$ 5,697,213	$ 4,204,094	$ 4,832,088	$ 5,146,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,508,102	1,442,117	5,153,180	6,300,328
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,697,213	4,122,256	1,933,145	3,508,102
2023	4,204,094	3,061,944	299,967	1,442,117
2022	4,832,088	3,599,308	3,920,400	5,153,180
2021	5,146,324	2,807,624	3,961,628	6,300,328

Fiscal Year	Average Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value of Prior Awards that Remained Unvested at Year End for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Average Value of Dividends Paid on Stock Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,211,318	(1,254,897)	—	(23,276)	—	1,933,145
2023	1,934,108	(1,606,924)	78,109	(108,393)	3,067	299,967
2022	3,235,621	370,681	106,489	201,597	6,012	3,920,400
2021	3,601,866	41,020	196,348	94,901	27,493	3,961,628

Compensation Actually Paid vs. Total Shareholder Return
The following charts set forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs and (1) the Company’s cumulative TSR and the Peer Group’s cumulative TSR, (2) Net Income, and (3) Free Cash Flow, each over the four completed years from fiscal 2021 through fiscal 2024:

Compensation Actually Paid vs. Net Income
The following charts set forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs and (1) the Company’s cumulative TSR and the Peer Group’s cumulative TSR, (2) Net Income, and (3) Free Cash Flow, each over the four completed years from fiscal 2021 through fiscal 2024:

Compensation Actually Paid vs. Company Selected Measure
The following charts set forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs and (1) the Company’s cumulative TSR and the Peer Group’s cumulative TSR, (2) Net Income, and (3) Free Cash Flow, each over the four completed years from fiscal 2021 through fiscal 2024:

Total Shareholder Return Vs Peer Group
The following charts set forth the relationship between CAP to our PEO, the average CAP to our non-PEO NEOs and (1) the Company’s cumulative TSR and the Peer Group’s cumulative TSR, (2) Net Income, and (3) Free Cash Flow, each over the four completed years from fiscal 2021 through fiscal 2024:

Tabular List, Table

Free Cash Flow
Organic Revenue Growth %
Adjusted EBIT Margin %
Relative TSR

Total Shareholder Return Amount	$ 162.53	195.86	250.04	239.54
Peer Group Total Shareholder Return Amount	198.64	187.37	197.48	192.68
Net Income (Loss)	$ 86,000,000	$ (566,000,000)	$ 736,000,000	$ (146,000,000)
Company Selected Measure Amount	756,000,000	737,000,000	743,000,000	(652,000,000)
PEO Name		Mr. Salvino	Mr. Salvino	Mr. Salvino
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and Non-PEO NEOs. These amounts reflect compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.We determined Free Cash Flow to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2024. Free Cash Flow is a non-GAAP measure that is defined as cash flow from operations less capital expenditures. For a reconciliation of Non-GAAP measures as set forth in this Proxy Statement to the most directly comparable GAAP measure, see “Appendix A: Non-GAAP Financial Measures.”
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Revenue Growth %
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBIT Margin %
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Fernandez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,666,663
PEO Actually Paid Compensation Amount	$ 9,666,663
PEO Name	Mr. Fernandez
Salvino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,821,384	$ 20,317,972	$ 28,716,680	$ 21,733,120
PEO Actually Paid Compensation Amount	$ 7,948,091	(1,015,552)	30,679,306	44,697,450
PEO Name	Mr. Salvino
PEO | Fernandez [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,208,431)
PEO | Fernandez [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,208,431
PEO | Fernandez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,131,714
PEO | Fernandez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fernandez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,076,717
PEO | Fernandez [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fernandez [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Salvino [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,575,400)	(17,130,174)	(25,087,727)	(15,311,312)
PEO | Salvino [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,702,107	(4,203,350)	27,050,353	38,275,642
PEO | Salvino [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,974,254	10,916,402	23,666,951	34,966,312
PEO | Salvino [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,812,432)	(15,247,425)	3,071,643	1,622,393
PEO | Salvino [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,271,467
PEO | Salvino [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,715)	102,458	286,543	390,254
PEO | Salvino [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	25,215	25,216	25,216
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,122,256)	(3,061,944)	(3,599,308)	(2,807,624)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,933,145	299,967	3,920,400	3,961,628
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,211,318	1,934,108	3,235,621	3,601,866
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,254,897)	(1,606,924)	370,681	41,020
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	78,109	106,489	196,348
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,276)	(108,393)	201,597	94,901
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 3,067	$ 6,012	$ 27,493